FORM N-CSR/S


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

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       SEMIANNUAL REPORT
       USAA FIRST START GROWTH FUND
       JANUARY 31, 2014

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE CONTINUATION OF
THE TAPER IS AN INDICATION THAT FED                [PHOTO OF DANIEL S. McNAMARA]
POLICYMAKERS BELIEVE THE U.S. ECONOMIC
RECOVERY IS STRENGTHENING."

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FEBRUARY 2014

For much of the reporting period, market sentiment was driven by the potential for -- and then the reality of -- Federal Reserve (the Fed) "tapering." The Fed had hinted during the spring of 2013 that it might start reducing its asset purchase program (also known as quantitative easing, or QE) if U.S. economic conditions improved. (In September 2012, the U.S. central bank began purchasing $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) The Fed also continued to reiterate its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%.

In general, equity investors seemed to like the Fed's promise of "low rates for longer" more than they disliked the prospect of the taper. Though stocks had briefly declined in response to the Fed's springtime "taper talk," they moved higher overall during the reporting period, reaching new all-time highs in mid-January 2014. In the bond market, longer-term yields -- especially in five-year, 10-year, and 30-year maturities -- rose on expectations that the Fed would begin tapering sooner rather than later. Bond prices, which move in the opposite direction of yields, declined. However, not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. While U.S. Treasury securities underperformed during the reporting period, bonds with more exposure to the U.S. economy's health (i.e., those with credit risk) outperformed.

In December, the Fed announced it would taper its QE asset purchases by $10 billion beginning in January 2014. It subsequently announced additional tapering of $10 billion in February and suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. In my opinion, the continuation of the taper is an indication that Fed policymakers believe the U.S. economic recovery is strengthening. Indeed, near the end of the reporting period, the U.S. Department of Commerce estimated that fourth-quarter gross domestic product growth was 3.2%, which was later revised downward to 2.4% on February 28, 2014. Combined with a third-quarter

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growth rate of 4.1%, the U.S. economy experienced one of its strongest six-month periods in a decade during the second half of 2013.

In mid-January, stocks underwent a sell-off. According to some observers, the decline was a response to slowing global economic growth, especially in China and Brazil, as well as currency weakness in Turkey and South Africa. However, in my opinion, the predominant driver of market behavior is how investors interpret macroeconomic data and future earnings trends. Some companies that met or beat earnings expectations in the fourth-quarter 2013 have guided down forecasts for coming quarters. Downward earnings guidance feeds into the belief held by many, including USAA Asset Management Company, that it may be harder than the markets expect for U.S. companies to find the earnings growth needed to support current valuations.

Meanwhile, as stocks declined in late January, investors sought safety in U.S. Treasuries and other conservative fixed-income securities. Though yields trended down, they generally remained higher at the end of the reporting period than they were at the beginning. Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments.

Nevertheless, the shift in market sentiment during January underlines the importance of diversification. Different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. I urge all investors to hold diversified portfolios directly tied to their goals, risk tolerance and time horizon. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next.

Looking ahead, I expect U.S. economic growth to continue getting stronger, albeit slowly. While some investors may believe the economy is already on a clear path to normalization, I believe the ride will be bumpier than many of us would like. Rest assured we will continue to monitor economic trends, Fed policy, geopolitical events, and other factors that could potentially affect your investments. From all of us at USAA Asset Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        31

    Financial Statements                                                     34

    Notes to Financial Statements                                            37

EXPENSE EXAMPLE                                                              53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA FIRST START GROWTH FUND (THE FUND), SEEKS LONG-TERM CAPITAL GROWTH WITH REDUCED VOLATILITY OVER TIME.

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TYPES OF INVESTMENTS

The Fund invests primarily in equity securities when we believe the reward characteristics outweigh the risk in the market. To reduce the overall volatility to investors, we generally will invest between 20% and 80% of the Fund's assets in bonds and money market instruments, depending on our view of the overall direction of the stock and bond markets. Although the Fund typically will invest primarily in U.S. securities, it may invest without limit in foreign securities.

As an alternative investment strategy, in our attempt to reduce the Fund's volatility over time, the Fund at times may implement an index option-based strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1
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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company            Quantitative Management Associates LLC

   ARNOLD J. ESPE, CFA                      PETER XU, PH.D.
   WASIF A. LATIF                           DANIEL CARLUCCI, CFA
   JOHN P. TOOHEY, CFA                      STACIE L. MINTZ, CFA

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o   HOW DID THE USAA FIRST START GROWTH FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    The Fund had a total return of 4.15% for the six-month period ended January 31, 2014. This compares to a total return of 7.50% for the Russell 3000(R) Index (the Index), 1.78% for the Barclays U.S. Aggregate Bond Index, and 5.53% for the Lipper Flexible Portfolio Funds Index (Lipper).

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Quantitative Management Associates LLC (QMA) is a subadviser to the Fund. The investment adviser and the subadviser each provides day-to-day discretionary management for a portion of the Fund's assets.

o PLEASE DISCUSS PERFORMANCE IN THE EQUITY PORTION OF THE FUND DURING THE REPORTING PERIOD.

    The Fund's domestic equity allocation -- which makes up approximately half of the portfolio -- delivered strong performance during the

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    Refer to page 8 for benchmark definitions.

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2  | USAA FIRST START GROWTH FUND
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    six-month reporting period. The U.S. stock market performed well thanks to a favorable backdrop of improving economic growth, greater clarity regarding U.S. Federal Reserve (the Fed) policy, and investors' appetite for higher-risk assets. The U.S. equity portfolio, managed by QMA, generated a positive return and outperformed the broader U.S. market behind the manager's strong individual stock selection.

    Our international allocation also delivered positive returns, but it fell short of the gain in our domestic equity portfolio. Performance was largely driven by our holdings in the developed international markets, which we achieve via a broad-based ETF and several ETFs that target specific countries where we see the potential for outperformance. While we added value via allocations to ETFs that invest in Germany and the United Kingdom, this was counterbalanced by the underperformance of our allocations to Hong Kong and Singapore.

    The Fund's option hedging strategy, which is designed to help cushion the impact of large stock market sell-offs, detracted at a time of rising equity prices. Nevertheless, we continue to view the hedging strategy as a way to help mitigate against the potential for a sharp, unexpected decline in the global equity markets, given our belief that the cost of hedging remains attractively priced.

    These favorable returns were offset, to some extent, by the weaker performance of our holdings in ETFs that are invested in the emerging markets. This allocation was a key factor in the Fund's underperformance relative to its peer group, but we continue to believe emerging market equities are an essential element of a diversified portfolio.

o PLEASE DISCUSS PERFORMANCE IN THE FIXED-INCOME PORTION OF THE FUND DURING THE REPORTING PERIOD.

    Over one-fourth of the Fund is currently invested in a portfolio of investment-grade bonds. Our bond portfolio finished the reporting period with a positive return that outperformed both the Lipper

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    average and the Index. Bonds performed reasonably well in the reporting period, as investors grew more comfortable with the need for the Fed to taper (or reduce) its quantitative easing policy.

    We continued to construct the portfolio on a bond-by-bond basis using fundamental credit research, with a focus on higher-yielding securities in the investment-grade corporate bond and commercial mortgage-backed securities sectors. Our selection process worked well during the past six months, adding to the Fund's relative performance.

    We also maintained a below-average duration (interest-rate sensitivity) in order to protect the portfolio against the potential for market volatility, particularly among longer-term bonds. This defensive approach, which reflects our view that long-term bond yields are poised to rise gradually over time, aided performance in the volatile market environment of past six months. Our goal is to outperform via the strength of our security selection rather than taking on added interest-rate risk.

o   WHAT'S YOUR OUTLOOK FOR THE ECONOMY AND FINANCIAL MARKETS?

    We believe the economy is strengthening, albeit slowly, as evidenced by the improving housing market, rising corporate profits, and the declining unemployment rate. While we forecast that real U.S. gross domestic product will grow faster in 2014 than it did last year, we are concerned that the jobs picture may not be as strong as the headline numbers indicate. Much of the decline in the unemployment rate can be explained by a falling participation rate, and a large proportion of the jobs being created are in lower-paying service industries. We believe more meaningful gains in value-added areas such as manufacturing will be required in order for the economy to experience truly robust growth.

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4  | USAA FIRST START GROWTH FUND
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    In this environment, we believe it will be a challenge for U.S. equities to perform as well in 2014 as they did last year. Year-over-year earnings growth ebbed to the mid-single digits in 2013, well off the double-digit pace consistently seen since 2009. As a result, equities are trading at fairly rich valuations given the modest level of earnings growth and economic expansion. While we don't think the stock market is in "bubble" territory, we are watchful given stocks' strong returns in 2013.

    In the months ahead, we will be paying the most attention to fundamentals, valuations, and corporate revenue growth as we work to uncover the most promising opportunities for our investors. We seek to construct an equity portfolio that is diversified in that it can capitalize on a wide range of potential outcomes regarding global growth, central bank policy, and inflation. On the fixed-income side, we will remain focused on the potential impact of rising long-term bond yields.

    Thank you for your investment in the Fund.

Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA FIRST START GROWTH FUND (THE FUND) (Ticker Symbol: UFSGX)

--------------------------------------------------------------------------------
                                          1/31/14                   7/31/13
--------------------------------------------------------------------------------
Net Assets                             $300.2 Million           $278.2 Million
Net Asset Value Per Share                  $12.74                   $12.56

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
8/1/13-1/31/14*              1 Year               5 Years               10 Years
    4.15%                    10.57%                16.66%                 5.91%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
  1 Year                              5 Years                         10 Years
  17.59%                               15.87%                           6.26%

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                         EXPENSE RATIOS AS OF 7/31/13**
--------------------------------------------------------------------------------
Before Reimbursement          1.87%           After Reimbursement          1.46%

               (includes acquired fund fees and expenses of 0.08%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.38% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA FIRST START GROWTH FUND

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                               o CUMULATIVE PERFORMANCE COMPARISON o

                            [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      LIPPER FLEXIBLE                                  BARCLAYS U.S.
                     RUSSELL          PORTFOLIO FUNDS         USAA FIRST START           AGGREGATE
                   3000 INDEX              INDEX                 GROWTH FUND            BOND INDEX
 1/31/2004         $10,000.00            $10,000.00              $10,000.00             $10,000.00
 2/29/2004          10,134.72             10,134.96               10,161.66              10,108.24
 3/31/2004          10,014.42             10,091.70               10,184.76              10,183.94
 4/30/2004           9,807.35              9,838.70                9,896.07               9,918.99
 5/31/2004           9,949.89              9,906.93                9,988.45               9,879.25
 6/30/2004          10,147.64             10,080.69               10,057.74               9,935.09
 7/31/2004           9,763.90              9,811.18                9,549.65              10,033.57
 8/31/2004           9,804.11              9,857.69                9,665.13              10,224.96
 9/30/2004           9,954.82             10,017.85               10,046.19              10,252.70
10/31/2004          10,118.32             10,155.21                9,976.91              10,338.68
11/30/2004          10,588.68             10,517.29               10,508.08              10,256.21
12/31/2004          10,965.97             10,795.09               11,073.90              10,350.58
 1/31/2005          10,673.90             10,622.69               10,681.29              10,415.58
 2/28/2005          10,908.87             10,822.94               10,762.12              10,354.09
 3/31/2005          10,724.35             10,630.89               10,623.56              10,300.92
 4/30/2005          10,491.35             10,436.63               10,588.91              10,440.33
 5/31/2005          10,888.88             10,677.48               11,016.17              10,553.28
 6/30/2005          10,964.95             10,755.86               11,143.19              10,610.83
 7/31/2005          11,414.79             11,100.01               11,535.80              10,514.23
 8/31/2005          11,305.97             11,099.56               11,351.04              10,649.02
 9/30/2005          11,404.88             11,260.65               11,639.72              10,539.32
10/31/2005          11,191.29             11,106.90               11,605.08              10,455.91
11/30/2005          11,626.63             11,373.41               12,159.35              10,502.16
12/31/2005          11,637.06             11,479.89               12,263.28              10,602.01
 1/31/2006          12,025.87             11,850.88               12,505.77              10,602.61
 2/28/2006          12,047.25             11,800.20               12,344.11              10,637.80
 3/31/2006          12,255.49             11,987.95               12,251.73              10,533.41
 4/30/2006          12,388.45             12,122.90               12,055.43              10,514.32
 5/31/2006          11,991.82             11,845.01               11,385.68              10,503.10
 6/30/2006          12,013.04             11,832.55               11,281.76              10,525.36
 7/31/2006          12,001.79             11,871.88               11,108.55              10,667.69
 8/31/2006          12,295.39             12,081.35               11,247.11              10,830.99
 9/30/2006          12,570.62             12,214.49               11,581.99              10,926.13
10/31/2006          13,023.13             12,536.96               11,824.48              10,998.41
11/30/2006          13,306.49             12,817.36               12,020.79              11,126.00
12/31/2006          13,465.85             12,945.97               12,143.72              11,061.43
 1/31/2007          13,722.16             13,099.72               12,307.04              11,056.89
 2/28/2007          13,497.06             13,048.56               12,178.72              11,227.39
 3/31/2007          13,637.54             13,171.07               12,272.04              11,227.73
 4/30/2007          14,182.32             13,581.94               12,657.00              11,288.28
 5/31/2007          14,699.15             13,887.57               12,901.97              11,202.73
 6/30/2007          14,423.86             13,824.58               12,738.66              11,169.59
 7/31/2007          13,931.97             13,684.66               12,482.02              11,262.76
 8/31/2007          14,131.95             13,675.37               12,552.01              11,400.80
 9/30/2007          14,647.16             14,214.39               12,901.97              11,487.29
10/31/2007          14,915.85             14,592.78               13,100.28              11,590.48
11/30/2007          14,244.36             14,247.34               12,703.66              11,798.91
12/31/2007          14,158.16             14,184.90               12,639.55              11,832.05
 1/31/2008          13,300.01             13,723.85               12,022.99              12,030.81
 2/29/2008          12,886.92             13,637.08               11,868.84              12,047.51
 3/31/2008          12,810.57             13,455.70               11,726.56              12,088.61
 4/30/2008          13,451.21             13,941.23               11,963.70              12,063.35
 5/31/2008          13,726.78             14,162.05               12,177.13              11,974.89
 6/30/2008          12,594.03             13,525.87               11,584.28              11,965.21
 7/31/2008          12,493.59             13,270.09               11,453.85              11,955.45
 8/31/2008          12,687.63             13,224.72               11,513.13              12,068.92
 9/30/2008          11,494.69             11,985.75               10,671.29              11,906.81
10/31/2008           9,455.99             10,142.58                9,165.45              11,625.76
11/30/2008           8,709.54              9,571.22                8,537.03              12,004.18
12/31/2008           8,876.16              9,926.77                8,732.28              12,452.04
 1/31/2009           8,131.27              9,505.51                8,216.45              12,342.17
 2/28/2009           7,279.48              8,864.28                7,663.77              12,295.59
 3/31/2009           7,917.11              9,451.60                8,081.35              12,466.52
 4/30/2009           8,750.26             10,208.55                8,879.66              12,526.12
 5/31/2009           9,217.15             10,858.62                9,604.28              12,616.97
 6/30/2009           9,248.55             10,680.41                9,849.91              12,688.74
 7/31/2009           9,968.42             11,549.62               10,378.03              12,893.40
 8/31/2009          10,324.61             11,831.02               10,783.32              13,026.91
 9/30/2009          10,757.17             12,332.68               11,336.00              13,163.75
10/31/2009          10,480.50             12,140.24               11,360.56              13,228.74
11/30/2009          11,076.04             12,658.10               11,630.76              13,400.01
12/31/2009          11,391.68             12,822.16               11,931.25              13,190.55
 1/31/2010          10,981.04             12,486.98               11,867.79              13,392.05
 2/28/2010          11,353.31             12,703.26               12,083.56              13,442.06
 3/31/2010          12,068.87             13,323.38               12,565.89              13,425.53
 4/30/2010          12,329.33             13,526.28               12,667.43              13,565.29
 5/31/2010          11,355.35             12,748.39               12,147.03              13,679.44
 6/30/2010          10,702.55             12,333.50               11,753.55              13,893.95
 7/31/2010          11,445.55             12,996.12               12,350.11              14,042.18
 8/31/2010          10,906.77             12,686.89               12,007.41              14,222.87
 9/30/2010          11,936.56             13,493.32               12,908.60              14,238.03
10/31/2010          12,403.00             13,938.01               13,276.69              14,288.72
11/30/2010          12,474.60             13,927.22               13,213.22              14,206.60
12/31/2010          13,320.25             14,477.55               13,813.30              14,053.40
 1/31/2011          13,611.18             14,780.02               13,995.22              14,069.76
 2/28/2011          14,106.74             15,078.43               14,437.04              14,104.95
 3/31/2011          14,170.37             15,146.97               14,644.96              14,112.75
 4/30/2011          14,592.14             15,576.61               15,073.78              14,291.89
 5/31/2011          14,425.65             15,441.52               14,917.84              14,478.40
 6/30/2011          14,166.58             15,216.63               14,722.92              14,436.01
 7/31/2011          13,842.16             15,093.94               14,489.02              14,665.09
 8/31/2011          13,011.70             14,433.32               13,605.39              14,879.34
 9/30/2011          12,002.05             13,464.14               12,721.75              14,987.58
10/31/2011          13,383.40             14,582.75               13,696.35              15,003.68
11/30/2011          13,347.23             14,359.73               13,566.40              14,990.67
12/31/2011          13,456.93             14,310.04               13,501.68              15,155.42
 1/31/2012          14,136.01             14,969.59               14,140.19              15,288.50
 2/29/2012          14,734.00             15,440.92               14,619.06              15,284.99
 3/31/2012          15,188.50             15,583.49               14,791.99              15,201.24
 4/30/2012          15,088.88             15,546.02               14,698.88              15,369.77
 5/31/2012          14,156.10             14,718.34               13,887.45              15,508.84
 6/30/2012          14,710.53             15,132.45               14,326.42              15,514.92
 7/31/2012          14,856.24             15,318.28               14,459.44              15,728.92
 8/31/2012          15,227.02             15,633.37               14,765.39              15,739.19
 9/30/2012          15,626.88             15,972.30               15,124.55              15,760.86
10/31/2012          15,357.34             15,862.10               15,137.85              15,791.86
11/30/2012          15,476.27             16,001.04               15,257.57              15,816.78
12/31/2012          15,665.93             16,219.24               15,513.61              15,794.25
 1/31/2013          16,525.53             16,717.48               16,056.52              15,683.79
 2/28/2013          16,744.53             16,734.55               16,124.38              15,762.40
 3/31/2013          17,400.70             17,013.60               16,463.70              15,774.99
 4/30/2013          17,685.52             17,248.50               16,803.02              15,934.61
 5/31/2013          18,102.74             17,240.90               16,816.59              15,650.30
 6/30/2013          17,867.94             16,844.73               16,436.56              15,408.22
 7/31/2013          18,847.24             17,459.69               17,047.33              15,429.28
 8/31/2013          18,321.11             17,181.96               16,653.72              15,350.41
 9/30/2013          19,002.22             17,785.69               17,155.91              15,495.74
10/31/2013          19,809.39             18,287.96               17,671.67              15,621.02
11/30/2013          20,384.27             18,461.96               17,983.85              15,562.53
12/31/2013          20,922.07             18,740.59               18,241.95              15,474.58
 1/31/2014          20,261.06             18,425.28               17,754.19              15,703.23

                                            [END CHART]

                                   Data from 1/31/04 to 1/31/14.

                                   See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

================================================================================

8  | USAA FIRST START GROWTH FUND

================================================================================

                            o TOP 10 HOLDINGS o
                              AS OF 1/31/2014
                             (% of Net Assets)

iShares MSCI EAFE ETF* ...................................................  7.8%
iShares MSCI United Kingdom ETF* .........................................  3.1%
iShares Core MSCI Emerging Markets ETF* ..................................  2.9%
iShares MSCI Germany ETF* ................................................  2.0%
iShares MSCI Hong Kong ETF* ..............................................  1.9%
U.S. Treasury Note, 1.63%, 8/15/2022 .....................................  1.6%
Apple, Inc. ..............................................................  1.4%
Exxon Mobil Corp. ........................................................  1.0%
Google, Inc. "A" .........................................................  1.0%
Johnson & Johnson ........................................................  0.9%

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 11-30.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                        o ASSET ALLOCATION -- 1/31/2014 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                 24.5%
FOREIGN EXCHANGE-TRADED FUNDS*                                             21.5%
INFORMATION TECHNOLOGY                                                      9.8%
HEALTH CARE                                                                 7.2%
INDUSTRIALS                                                                 6.6%
ENERGY                                                                      6.5%
CONSUMER DISCRETIONARY                                                      6.1%
MONEY MARKET INSTRUMENTS                                                    4.4%
CONSUMER STAPLES                                                            4.3%
UTILITIES                                                                   3.6%
U.S. TREASURY SECURITIES                                                    2.7%
MATERIALS                                                                   2.0%
TELECOMMUNICATION SERVICES                                                  0.9%
DOMESTIC EXCHANGE-TRADED FUNDS*                                             0.3%

                                   [END CHART]

* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

10  | USAA FIRST START GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (73.6%)

             COMMON STOCKS (50.5%)

             CONSUMER DISCRETIONARY (6.1%)
             -----------------------------
             APPAREL RETAIL (1.0%)
     1,600   Destination Maternity Corp.                              $       43
     8,100   Express, Inc.*                                                  140
     6,200   Foot Locker, Inc.                                               239
    19,900   Gap, Inc.                                                       758
    11,900   Ross Stores, Inc.                                               808
    16,300   TJX Companies, Inc.                                             935
                                                                      ----------
                                                                           2,923
                                                                      ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
    11,300   Michael Kors Holdings Ltd.*                                     903
     1,600   VF Corp.                                                         94
                                                                      ----------
                                                                             997
                                                                      ----------
             AUTO PARTS & EQUIPMENT (0.0%)
       800   Drew Industries, Inc.                                            39
     1,100   Modine Manufacturing Co.*                                        14
     1,400   Tower International, Inc.*                                       31
                                                                      ----------
                                                                              84
                                                                      ----------
             AUTOMOBILE MANUFACTURERS (0.3%)
    42,500   Ford Motor Co.                                                  636
     4,800   Thor Industries, Inc.                                           246
                                                                      ----------
                                                                             882
                                                                      ----------
             BROADCASTING (0.2%)
     5,200   Gray Television, Inc.*                                           59
     1,400   Liberty Media Corp. "A"*                                        184
     3,400   Scripps Networks Interactive "A"                                247
                                                                      ----------
                                                                             490
                                                                      ----------
             CABLE & SATELLITE (0.5%)
     9,800   AMC Networks, Inc. "A"*                                         632
     8,800   Comcast Corp. "A"                                               479
     1,900   DIRECTV*                                                        132

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     4,700   Starz "A"*                                               $      131
                                                                      ----------
                                                                           1,374
                                                                      ----------
             CATALOG RETAIL (0.2%)
     5,900   HSN, Inc.                                                       323
     5,700   Liberty Interactive Corp. "A"*                                  152
                                                                      ----------
                                                                             475
                                                                      ----------
             DEPARTMENT STORES (0.5%)
     5,100   Dillard's, Inc. "A"                                             445
    18,500   Macy's, Inc.                                                    984
                                                                      ----------
                                                                           1,429
                                                                      ----------
             EDUCATION SERVICES (0.1%)
       600   Graham Holdings Co. "B"                                         376
                                                                      ----------
             FOOTWEAR (0.1%)
    10,900   Steven Madden Ltd.*                                             355
                                                                      ----------
             GENERAL MERCHANDISE STORES (0.1%)
     5,000   Dollar General Corp.*                                           282
                                                                      ----------
             HOME FURNISHINGS (0.0%)
     2,400   La-Z-Boy, Inc.                                                   65
                                                                      ----------
             HOME IMPROVEMENT RETAIL (0.4%)
    16,100   Home Depot, Inc.                                              1,237
     1,400   Lowe's Companies, Inc.                                           65
                                                                      ----------
                                                                           1,302
                                                                      ----------
             HOMEFURNISHING RETAIL (0.1%)
     6,900   Bed Bath & Beyond, Inc.*                                        441
                                                                      ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
     6,000   Marriott Vacations Worldwide Corp.*                             287
     5,200   Wyndham Worldwide Corp.                                         369
                                                                      ----------
                                                                             656
                                                                      ----------
             HOUSEHOLD APPLIANCES (0.3%)
       300   NACCO Industries, Inc. "A"                                       18
     6,000   Whirlpool Corp.                                                 800
                                                                      ----------
                                                                             818
                                                                      ----------
             HOUSEWARES & SPECIALTIES (0.0%)
     1,100   Libbey, Inc.*                                                    24
                                                                      ----------
             INTERNET RETAIL (0.2%)
       700   Amazon.com, Inc.*                                               251
     2,200   Expedia, Inc.                                                   143
     2,220   FTD Companies, Inc.*                                             69

================================================================================

12  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     3,700   Overstock.com, Inc.*                                     $       78
     2,700   PetMed Express, Inc.                                             36
                                                                      ----------
                                                                             577
                                                                      ----------
             LEISURE PRODUCTS (0.0%)
       900   Arctic Cat, Inc.                                                 38
                                                                      ----------
             MOVIES & ENTERTAINMENT (0.9%)
     7,500   Cinemark Holdings, Inc.                                         220
     1,200   Madison Square Garden Co. "A"*                                   69
     6,300   Time Warner, Inc.                                               396
    19,100   Twenty-First Century Fox, Inc. "A"                              608
     5,200   Viacom, Inc. "B"                                                427
    15,000   Walt Disney Co.                                               1,089
                                                                      ----------
                                                                           2,809
                                                                      ----------
             PUBLISHING (0.1%)
     3,800   Meredith Corp.                                                  174
     1,600   Morningstar, Inc.                                               123
                                                                      ----------
                                                                             297
                                                                      ----------
             RESTAURANTS (0.6%)
     7,400   Jack in the Box, Inc.*                                          374
    14,600   McDonald's Corp.                                              1,375
                                                                      ----------
                                                                           1,749
                                                                      ----------
             Total Consumer Discretionary                                 18,443
                                                                      ----------
             CONSUMER STAPLES (3.6%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.6%)
    24,800   Archer-Daniels-Midland Co.                                      979
     7,600   Bunge Ltd.                                                      576
     3,400   Darling International, Inc.*                                     67
     1,400   Ingredion, Inc.                                                  87
                                                                      ----------
                                                                           1,709
                                                                      ----------
             DRUG RETAIL (0.3%)
    15,000   CVS Caremark Corp.                                            1,016
                                                                      ----------
             FOOD DISTRIBUTORS (0.0%)
     2,600   Spartan Stores, Inc.                                             59
                                                                      ----------
             FOOD RETAIL (0.3%)
    25,100   Kroger Co.                                                      906
                                                                      ----------
             HOUSEHOLD PRODUCTS (0.9%)
    10,300   Colgate-Palmolive Co.                                           631
     3,900   Kimberly-Clark Corp.                                            426

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    21,100   Procter & Gamble Co.                                     $    1,617
                                                                      ----------
                                                                           2,674
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (0.5%)
    21,000   Wal-Mart Stores, Inc.                                         1,568
                                                                      ----------
             PACKAGED FOODS & MEAT (0.1%)
     1,300   Cal-Maine Foods, Inc.                                            65
     3,700   Chiquita Brands International, Inc.*                             39
       400   J.M. Smucker Co.                                                 39
     2,800   Pilgrim's Pride Corp.*                                           47
                                                                      ----------
                                                                             190
                                                                      ----------
             PERSONAL PRODUCTS (0.0%)
     6,600   Avon Products, Inc.                                              98
       300   Nu Skin Enterprises, Inc. "A"                                    26
                                                                      ----------
                                                                             124
                                                                      ----------
             SOFT DRINKS (0.9%)
    12,800   Coca-Cola Co.                                                   484
     5,900   Coca-Cola Enterprises, Inc.                                     255
    22,400   PepsiCo, Inc.                                                 1,800
                                                                      ----------
                                                                           2,539
                                                                      ----------
             Total Consumer Staples                                       10,785
                                                                      ----------
             ENERGY (5.1%)
             -------------
             INTEGRATED OIL & GAS (1.8%)
    20,700   Chevron Corp.                                                 2,311
    32,900   Exxon Mobil Corp.                                             3,032
     1,200   Occidental Petroleum Corp.                                      105
                                                                      ----------
                                                                           5,448
                                                                      ----------
             OIL & GAS DRILLING (0.2%)
     9,200   Ensco plc "A"                                                   463
                                                                      ----------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
     8,900   Baker Hughes, Inc.                                              504
     2,300   Dril-Quip, Inc.*                                                231
       900   Matrix Service Co.*                                              24
    13,400   Schlumberger Ltd.                                             1,174
                                                                      ----------
                                                                           1,933
                                                                      ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.6%)
    14,000   Anadarko Petroleum Corp.                                      1,130
     7,200   Apache Corp.                                                    578
     9,600   Chesapeake Energy Corp.                                         258

================================================================================

14  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    17,600   ConocoPhillips                                           $    1,143
     7,900   Devon Energy Corp.                                              468
     3,900   EOG Resources, Inc.                                             644
    19,700   Marathon Oil Corp.                                              646
                                                                      ----------
                                                                           4,867
                                                                      ----------
             OIL & GAS REFINING & MARKETING (0.5%)
     6,300   Marathon Petroleum Corp.                                        549
    14,750   Phillips 66                                                   1,078
                                                                      ----------
                                                                           1,627
                                                                      ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    27,500   Kinder Morgan, Inc.                                             935
                                                                      ----------
             Total Energy                                                 15,273
                                                                      ----------
             FINANCIALS (8.3%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
       600   Ameriprise Financial, Inc.                                       63
     3,500   BlackRock, Inc.                                               1,052
    17,600   Franklin Resources, Inc.                                        915
     3,900   SEI Investments Co.                                             133
     2,700   State Street Corp.                                              181
     1,100   Waddell & Reed Financial, Inc. "A"                               71
                                                                      ----------
                                                                           2,415
                                                                      ----------
             CONSUMER FINANCE (0.4%)
     6,600   Capital One Financial Corp.                                     466
    12,100   Discover Financial Services                                     649
     2,800   Nelnet, Inc. "A"                                                104
                                                                      ----------
                                                                           1,219
                                                                      ----------
             DIVERSIFIED BANKS (0.9%)
     8,100   U.S. Bancorp                                                    322
    52,600   Wells Fargo & Co.                                             2,385
                                                                      ----------
                                                                           2,707
                                                                      ----------
             INSURANCE BROKERS (0.0%)
       500   Marsh & McLennan Companies, Inc.                                 23
                                                                      ----------
             INVESTMENT BANKING & BROKERAGE (0.7%)
     8,500   Goldman Sachs Group, Inc.                                     1,395
     9,500   Morgan Stanley                                                  280
     7,800   Raymond James Financial, Inc.                                   397
     4,000   TD Ameritrade Holding Corp.                                     125
                                                                      ----------
                                                                           2,197
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (0.3%)
     7,600   American Financial Group, Inc.                           $      417
     4,800   American International Group, Inc.                              230
     1,900   HCC Insurance Holdings, Inc.                                     82
     1,600   Kemper Corp.                                                     59
                                                                      ----------
                                                                             788
                                                                      ----------
             MULTI-SECTOR HOLDINGS (0.2%)
     6,500   Berkshire Hathaway, Inc. "B"*                                   725
                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
    60,500   Bank of America Corp.                                         1,013
    17,600   Citigroup, Inc.                                                 835
    36,400   JPMorgan Chase & Co.                                          2,015
                                                                      ----------
                                                                           3,863
                                                                      ----------
             PROPERTY & CASUALTY INSURANCE (0.6%)
     2,600   Aspen Insurance Holdings Ltd.                                   101
     9,800   AXIS Capital Holdings Ltd.                                      441
     1,900   Chubb Corp.                                                     161
       900   CNA Financial Corp.                                              35
     1,300   Navigators Group, Inc.*                                          78
     2,900   ProAssurance Corp.                                              135
     8,500   Travelers Companies, Inc.                                       691
     1,500   XL Group plc                                                     43
                                                                      ----------
                                                                           1,685
                                                                      ----------
             REAL ESTATE SERVICES (0.3%)
     7,600   CBRE Group, Inc. "A"*                                           202
     7,200   Jones Lang LaSalle, Inc.                                        822
                                                                      ----------
                                                                           1,024
                                                                      ----------
             REGIONAL BANKS (0.5%)
       800   Customers Bancorp, Inc.*                                         16
     2,700   First Interstate BancSystem, Inc.                                69
    64,100   KeyCorp                                                         818
     2,500   OFG Bancorp                                                      36
     4,000   PNC Financial Services Group, Inc.                              320
    26,800   Regions Financial Corp.                                         273
                                                                      ----------
                                                                           1,532
                                                                      ----------
             REINSURANCE (0.5%)
     4,300   Everest Re Group Ltd.                                           623
     8,100   PartnerRe Ltd.                                                  795
                                                                      ----------
                                                                           1,418
                                                                      ----------

================================================================================

16  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REITs - DIVERSIFIED (0.1%)
     2,600   American Assets Trust, Inc.                              $       87
     8,100   Chambers Street Properties                                       63
                                                                      ----------
                                                                             150
                                                                      ----------
             REITs - MORTGAGE (0.5%)
    17,800   American Capital Agency Corp.                                   373
    15,600   American Capital Mortgage Investment Corp.                      305
    68,200   Annaly Capital Management, Inc.                                 734
     4,600   Invesco Mortgage Capital                                         72
    22,000   Resource Capital Corp.                                          130
                                                                      ----------
                                                                           1,614
                                                                      ----------
             REITs - OFFICE (0.1%)
    14,000   Franklin Street Properties Corp.                                168
    11,700   Lexington Realty Trust                                          126
                                                                      ----------
                                                                             294
                                                                      ----------
             REITs - RETAIL (0.2%)
     1,500   Agree Realty Corp.                                               43
    18,600   General Growth Properties                                       375
     1,100   Simon Property Group, Inc.                                      170
                                                                      ----------
                                                                             588
                                                                      ----------
             REITs - SPECIALIZED (0.3%)
     2,000   Chesapeake Lodging Trust                                         49
    12,000   Hospitality Properties Trust                                    308
    18,300   RLJ Lodging Trust                                               457
     4,000   Summit Hotel Properties, Inc.                                    36
     1,600   Ventas, Inc.                                                    100
                                                                      ----------
                                                                             950
                                                                      ----------
             SPECIALIZED FINANCE (0.6%)
     1,000   IntercontinentalExchange Group, Inc.                            209
    12,200   McGraw Hill Financial, Inc.                                     928
    16,100   NASDAQ OMX Group, Inc.                                          614
                                                                      ----------
                                                                           1,751
                                                                      ----------
             THRIFTS & MORTGAGE FINANCE (0.0%)
     2,400   Home Loan Servicing Solution Ltd.                                49
                                                                      ----------
             Total Financials                                             24,992
                                                                      ----------
             HEALTH CARE (7.2%)
             ------------------
             BIOTECHNOLOGY (1.2%)
     2,800   Alexion Pharmaceuticals, Inc.*                                  444
     6,800   Amgen, Inc.                                                     809
     5,600   Biogen Idec, Inc.*                                            1,751

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     2,400   Celgene Corp.*                                           $      365
     3,700   Gilead Sciences, Inc.*                                          298
     1,000   Ligand Pharmaceuticals, Inc. "B"*                                62
                                                                      ----------
                                                                           3,729
                                                                      ----------
             HEALTH CARE EQUIPMENT (1.2%)
    34,100   Abbott Laboratories                                           1,250
     4,300   Becton, Dickinson & Co.                                         465
     2,000   C.R. Bard, Inc.                                                 259
     4,500   CareFusion Corp.*                                               183
     1,300   Covidien plc                                                     89
     4,700   Hill-Rom Holdings, Inc.                                         170
    11,200   Medtronic, Inc.                                                 634
     7,700   St. Jude Medical, Inc.                                          468
     1,600   Stryker Corp.                                                   124
                                                                      ----------
                                                                           3,642
                                                                      ----------
             HEALTH CARE FACILITIES (0.2%)
     9,900   HCA Holdings, Inc.*                                             498
                                                                      ----------
             HEALTH CARE SERVICES (0.3%)
    11,700   Express Scripts Holdings Co.*                                   874
                                                                      ----------
             HEALTH CARE TECHNOLOGY (0.3%)
    13,800   Cerner Corp.*                                                   785
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (0.0%)
       800   TECHNE Corp.                                                     73
                                                                      ----------
             MANAGED HEALTH CARE (0.9%)
     2,500   Aetna, Inc.                                                     171
    11,300   Cigna Corp.                                                     975
    11,600   UnitedHealth Group, Inc.                                        838
     7,100   WellPoint, Inc.                                                 611
                                                                      ----------
                                                                           2,595
                                                                      ----------
             PHARMACEUTICALS (3.1%)
     9,600   Allergan, Inc.                                                1,100
    12,400   Eli Lilly and Co.                                               670
    13,900   Forest Laboratories, Inc.*                                      921
     5,000   Jazz Pharmaceuticals plc*                                       758
    32,100   Johnson & Johnson                                             2,840
    17,200   Merck & Co., Inc.                                               911
    67,300   Pfizer, Inc.                                                  2,046
     2,000   Zoetis, Inc.                                                     61
                                                                      ----------
                                                                           9,307
                                                                      ----------
             Total Health Care                                            21,503
                                                                      ----------

================================================================================

18  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INDUSTRIALS (6.3%)
             ------------------
             AEROSPACE & DEFENSE (1.5%)
       600   Boeing Co.                                               $       75
    10,800   General Dynamics Corp.                                        1,094
     6,200   Hexcel Corp.*                                                   258
       300   Honeywell International, Inc.                                    27
     3,800   L-3 Communications Holdings, Inc.                               422
    10,900   Northrop Grumman Corp.                                        1,260
     7,700   Raytheon Co.                                                    732
    14,700   Spirit AeroSystems Holdings, Inc. "A"*                          499
     1,300   Teledyne Technologies, Inc.*                                    119
                                                                      ----------
                                                                           4,486
                                                                      ----------
             AIR FREIGHT & LOGISTICS (0.4%)
    12,700   United Parcel Service, Inc. "B"                               1,209
                                                                      ----------
             AIRLINES (0.3%)
     6,700   Alaska Air Group, Inc.                                          530
     4,500   Spirit Airlines, Inc.*                                          211
                                                                      ----------
                                                                             741
                                                                      ----------
             BUILDING PRODUCTS (0.3%)
     8,800   A.O. Smith Corp.                                                415
     2,100   Lennox International, Inc.                                      182
    16,100   Masco Corp.                                                     341
       800   Universal Forest Products, Inc.                                  42
                                                                      ----------
                                                                             980
                                                                      ----------
             CONSTRUCTION & ENGINEERING (0.2%)
    11,100   AECOM Technology Corp.*                                         318
     7,300   Quanta Services, Inc.*                                          228
                                                                      ----------
                                                                             546
                                                                      ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
     1,500   Federal Signal Corp.*                                            18
    17,800   Oshkosh Corp.                                                   964
                                                                      ----------
                                                                             982
                                                                      ----------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
     1,900   Performant Financial Corp.*                                      16
     1,400   UniFirst Corp.                                                  148
     2,300   Viad Corp.                                                       61
                                                                      ----------
                                                                             225
                                                                      ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
    17,600   Emerson Electric Co.                                          1,160
     3,600   EnerSys                                                         245

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     2,900   Rockwell Automation, Inc.                                $      333
                                                                      ----------
                                                                           1,738
                                                                      ----------
             INDUSTRIAL CONGLOMERATES (0.9%)
     8,500   3M Co.                                                        1,090
    57,700   General Electric Co.                                          1,450
                                                                      ----------
                                                                           2,540
                                                                      ----------
             INDUSTRIAL MACHINERY (0.4%)
       900   Global Brass & Copper Holdings, Inc.                             16
     2,900   Harsco Corp.                                                     74
     1,200   Hyster-Yale Materials Handling, Inc.                            103
     5,000   Illinois Tool Works, Inc.                                       394
       700   L.B. Foster Co. "A"                                              30
     5,700   Lincoln Electric Holdings, Inc.                                 394
     1,200   Mueller Industries, Inc.                                         75
     1,000   Standex International Corp.                                      57
                                                                      ----------
                                                                           1,143
                                                                      ----------
             MARINE (0.0%)
     4,300   Matson, Inc.                                                    103
                                                                      ----------
             OFFICE SERVICES & SUPPLIES (0.0%)
     6,100   Steelcase, Inc. "A"                                              90
                                                                      ----------
             RAILROADS (0.8%)
    30,400   CSX Corp.                                                       818
     3,800   Norfolk Southern Corp.                                          352
     6,900   Union Pacific Corp.                                           1,202
                                                                      ----------
                                                                           2,372
                                                                      ----------
             RESEARCH & CONSULTING SERVICES (0.0%)
       200   Exponent, Inc.                                                   14
     1,000   Navigant Consulting, Inc.*                                       18
                                                                      ----------
                                                                              32
                                                                      ----------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
     2,700   Aceto Corp.                                                      57
       300   DXP Enterprises, Inc.*                                           29
    15,100   MRC Global, Inc.*                                               422
     3,300   W.W. Grainger, Inc.                                             774
                                                                      ----------
                                                                           1,282
                                                                      ----------
             TRUCKING (0.1%)
       500   AMERCO                                                          111
     4,100   Old Dominion Freight Line, Inc.*                                223
                                                                      ----------
                                                                             334
                                                                      ----------
             Total Industrials                                            18,803
                                                                      ----------

================================================================================

20  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (9.8%)
             -----------------------------
             APPLICATION SOFTWARE (0.4%)
     2,000   ANSYS, Inc.*                                             $      157
     1,100   Comverse, Inc.*                                                  39
     8,600   Intuit, Inc.                                                    630
     5,600   Manhattan Associates, Inc.*                                     189
     2,200   Pegasystems, Inc.                                               100
     3,500   SS&C Technologies Holdings, Inc.*                               136
                                                                      ----------
                                                                           1,251
                                                                      ----------
             COMMUNICATIONS EQUIPMENT (1.1%)
    71,100   Cisco Systems, Inc.                                           1,558
    25,000   QUALCOMM, Inc.                                                1,855
                                                                      ----------
                                                                           3,413
                                                                      ----------
             COMPUTER HARDWARE (1.9%)
     8,180   Apple, Inc.                                                   4,095
    53,200   Hewlett-Packard Co.                                           1,543
                                                                      ----------
                                                                           5,638
                                                                      ----------
             COMPUTER STORAGE & PERIPHERALS (0.2%)
     1,800   Immersion Corp.*                                                 21
     7,100   Western Digital Corp.                                           612
                                                                      ----------
                                                                             633
                                                                      ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    11,300   CoreLogic, Inc.*                                                360
     5,500   DST Systems, Inc.                                               501
     5,200   Fiserv, Inc.*                                                   291
    26,900   Genpact Ltd.*                                                   457
     2,100   Global Cash Access Holdings, Inc.*                               18
     3,400   Syntel, Inc.*                                                   286
       200   Visa, Inc. "A"                                                   43
                                                                      ----------
                                                                           1,956
                                                                      ----------
             ELECTRONIC MANUFACTURING SERVICES (0.0%)
     1,000   Fabrinet*                                                        18
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (1.6%)
    28,300   Facebook, Inc. "A"*                                           1,771
     2,390   Google, Inc. "A"*                                             2,822
       600   LogMeIn, Inc.*                                                   20
     1,600   Perficient, Inc.*                                                33
                                                                      ----------
                                                                           4,646
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             IT CONSULTING & OTHER SERVICES (0.8%)
     6,400   Accenture plc "A"                                        $      511
     4,800   Booz Allen Hamilton Holding                                      88
     5,000   Cognizant Technology Solutions Corp. "A"*                       485
     9,600   iGATE Corp.*                                                    324
     5,400   International Business Machines Corp.                           954
                                                                      ----------
                                                                           2,362
                                                                      ----------
             SEMICONDUCTOR EQUIPMENT (0.0%)
     1,700   Cabot Microelectronics Corp.*                                    68
     3,300   Ultra Clean Holdings, Inc.*                                      38
                                                                      ----------
                                                                             106
                                                                      ----------
             SEMICONDUCTORS (0.7%)
     8,900   Integrated Device Technology, Inc.*                              86
    54,400   Intel Corp.                                                   1,335
    19,200   Intersil Corp. "A"                                              218
       400   Power Integrations, Inc.                                         24
     3,600   Silicon Image, Inc.*                                             20
    17,400   Skyworks Solutions, Inc.*                                       526
                                                                      ----------
                                                                           2,209
                                                                      ----------
             SYSTEMS SOFTWARE (1.9%)
    17,900   CA, Inc.                                                        574
    73,000   Microsoft Corp.                                               2,763
    50,200   Oracle Corp.                                                  1,853
    23,500   Symantec Corp.                                                  503
                                                                      ----------
                                                                           5,693
                                                                      ----------
             TECHNOLOGY DISTRIBUTORS (0.5%)
     5,100   Arrow Electronics, Inc.*                                        262
    13,500   Avnet, Inc.                                                     554
    23,100   Ingram Micro, Inc. "A"*                                         578
     2,600   ScanSource, Inc.*                                                98
     1,600   SYNNEX Corp.*                                                    90
                                                                      ----------
                                                                           1,582
                                                                      ----------
             Total Information Technology                                 29,507
                                                                      ----------
             MATERIALS (1.7%)
             ----------------
             ALUMINUM (0.0%)
     1,300   Noranda Aluminum Holding Corp.                                    4
                                                                      ----------
             COMMODITY CHEMICALS (0.6%)
     1,500   Koppers Holdings, Inc.                                           59
    13,000   LyondellBasell Industries N.V. "A"                            1,024
     5,800   Westlake Chemical Corp.                                         705
                                                                      ----------
                                                                           1,788
                                                                      ----------

================================================================================

22  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             DIVERSIFIED CHEMICALS (0.0%)
       700   Dow Chemical Co.                                         $       32
                                                                      ----------
             DIVERSIFIED METALS & MINING (0.6%)
    30,100   Freeport-McMoRan Copper & Gold, Inc.                            976
     3,500   Globe Specialty Metals, Inc.                                     61
    28,600   Southern Copper Corp.                                           800
                                                                      ----------
                                                                           1,837
                                                                      ----------
             PAPER PRODUCTS (0.1%)
     3,000   Clearwater Paper Corp.*                                         171
     3,500   P.H. Glatfelter Co.                                             108
     1,400   Schweitzer-Mauduit International, Inc.                           65
                                                                      ----------
                                                                             344
                                                                      ----------
             SPECIALTY CHEMICALS (0.3%)
     3,900   FutureFuel Corp.                                                 64
       400   International Flavors & Fragrances, Inc.                         35
     5,100   PPG Industries, Inc.                                            930
                                                                      ----------
                                                                           1,029
                                                                      ----------
             STEEL (0.1%)
     1,300   Reliance Steel & Aluminum Co.                                    91
     2,600   Worthington Industries, Inc.                                    105
                                                                      ----------
                                                                             196
                                                                      ----------
             Total Materials                                               5,230
                                                                      ----------
             TELECOMMUNICATION SERVICES (0.9%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.0%)
     3,400   Premiere Global Services, Inc.*                                  37
                                                                      ----------
             INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
    35,700   AT&T, Inc.                                                    1,190
    20,100   CenturyLink, Inc.                                               580
    16,500   Verizon Communications, Inc.                                    792
                                                                      ----------
                                                                           2,562
                                                                      ----------
             Total Telecommunication Services                              2,599
                                                                      ----------
             UTILITIES (1.5%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
    13,100   Duke Energy Corp.                                               925
       700   Edison International                                             34
     2,500   El Paso Electric Co.                                             91
    31,100   PPL Corp.                                                       951
    16,400   Xcel Energy, Inc.                                               474
                                                                      ----------
                                                                           2,475
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             GAS UTILITIES (0.2%)
     1,200   Atmos Energy Corp.                                       $       58
     2,400   New Jersey Resources Corp.                                      109
     8,300   UGI Corp.                                                       360
                                                                      ----------
                                                                             527
                                                                      ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    38,800   AES Corp.                                                       546
                                                                      ----------
             MULTI-UTILITIES (0.2%)
     4,700   DTE Energy Co.                                                  321
     7,600   PG&E Corp.                                                      320
                                                                      ----------
                                                                             641
                                                                      ----------
             WATER UTILITIES (0.1%)
     7,900   American Water Works Co., Inc.                                  336
                                                                      ----------
             Total Utilities                                               4,525
                                                                      ----------
             Total Common Stocks (cost: $126,007)                        151,660
                                                                      ----------

             PREFERRED STOCKS (1.3%)

             CONSUMER STAPLES (0.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.7%)
    40,000   CHS, Inc., Series B, 7.88%, cumulative
               redeemable, perpetual                                       1,148
    10,000   Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(a)                         1,088
                                                                      ----------
                                                                           2,236
                                                                      ----------
             Total Consumer Staples                                        2,236
                                                                      ----------
             FINANCIALS (0.6%)
             -----------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        10   International Lease Finance Corp., 0.19%, perpetual(b)          640
                                                                      ----------
             REGIONAL BANKS (0.2%)
       500   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual         480
                                                                      ----------
             REINSURANCE (0.0%)
       500   American Overseas Group Ltd., 7.50%, non-cumulative,
               perpetual, acquired 3/09/2007; cost $526*(b),(c)              125
                                                                      ----------
             REITs - OFFICE (0.2%)
    20,000   CommonWealth REIT, Series E, 7.25%, cumulative
               redeemable, perpetual                                         456
                                                                      ----------
             Total Financials                                              1,701
                                                                      ----------
             Total Preferred Stocks (cost: $4,182)                         3,937
                                                                      ----------

================================================================================

24  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             EXCHANGE-TRADED FUNDS (21.8%)

             DOMESTIC EXCHANGE-TRADED FUNDS (0.3%)
     9,000   iShares Russell 1000 ETF                                                     $      898
                                                                                          ----------
             Total Domestic Exchange-Traded Funds                                                898
                                                                                          ----------
             FOREIGN EXCHANGE-TRADED FUNDS (21.5%)
    29,398   EGShares Emerging Markets Consumer ETF                                              712
    30,376   iShares Core MSCI EAFE ETF                                                        1,756
   188,084   iShares Core MSCI Emerging Markets ETF                                            8,620
   366,771   iShares MSCI EAFE ETF                                                            23,330
   203,034   iShares MSCI Germany ETF                                                          6,057
   301,382   iShares MSCI Hong Kong ETF                                                        5,762
    27,860   iShares MSCI Indonesia ETF                                                          646
    48,357   iShares MSCI Malaysia ETF                                                           711
     5,810   iShares MSCI Philippines ETF                                                        180
    79,463   iShares MSCI Singapore ETF                                                          971
    28,032   iShares MSCI South Korea Capped ETF                                               1,655
    26,740   iShares MSCI Turkey ETF                                                           1,111
   472,164   iShares MSCI United Kingdom ETF                                                   9,401
    12,254   SPDR S&P Emerging Markets SmallCap ETF                                              534
    11,520   Vanguard FTSE Emerging Markets ETF                                                  434
    19,024   WisdomTree Emerging Markets Equity Income Fund                                      885
    20,334   WisdomTree Emerging Markets SmallCap Dividend Fund                                  877
    48,857   WisdomTree India Earnings Fund                                                      790
                                                                                          ----------
             Total Foreign Exchange-Traded Funds                                              64,432
                                                                                          ----------
             Total Exchange-Traded Funds (cost: $61,128)                                      65,330
                                                                                          ----------
             Total Equity Securities (cost: $191,317)                                        220,927
                                                                                          ----------

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                       COUPON
(000)                                                         RATE         MATURITY
----------------------------------------------------------------------------------------------------
             BONDS (22.4%)

             CORPORATE OBLIGATIONS (11.0%)

             ENERGY (1.4%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (1.4%)
$      800   DCP Midstream, LLC(a)                             5.85%      5/21/2043              744
     1,000   Enbridge Energy Partners, LP(d)                   8.05      10/01/2037            1,127
     1,000   Energy Transfer Partners, LP                      3.29(e)   11/01/2066              915

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
$    1,000   Enterprise Products Operating, LLC                7.00%      6/01/2067       $    1,039
       500   TEPPCO Partners, LP                               7.00       6/01/2067              514
                                                                                          ----------
                                                                                               4,339
                                                                                          ----------
             Total Energy                                                                      4,339
                                                                                          ----------
             FINANCIALS (7.4%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     1,575   State Street Capital Trust IV                     1.24(e)    6/01/2077            1,214
                                                                                          ----------
             CONSUMER FINANCE (0.2%)
       500   American Express Co.(d)                           6.80       9/01/2066              540
                                                                                          ----------
             DIVERSIFIED BANKS (0.2%)
     1,000   Lloyds Bank plc                                   0.69(e)            -(f)           670
                                                                                          ----------
             LIFE & HEALTH INSURANCE (1.4%)
        28   Delphi Financial Group, Inc.                      7.38       5/15/2037              675
       800   Lincoln National Corp.                            7.00       5/17/2066              820
       200   Lincoln National Corp.                            6.05       4/20/2067              198
       500   Principal Financial Global Fund, LLC              0.76(e)    1/10/2031              440
     1,000   Prudential Financial, Inc.                        5.63       6/15/2043            1,005
     1,000   StanCorp Financial Group, Inc.                    6.90       6/01/2067            1,002
                                                                                          ----------
                                                                                               4,140
                                                                                          ----------
             MULTI-LINE INSURANCE (1.2%)
     1,000   Genworth Holdings, Inc.                           6.15      11/15/2066              898
     1,000   Glen Meadow Pass-Through Trust(a)                 6.51       2/12/2067            1,000
     1,000   Nationwide Mutual Insurance Co.(a)                5.81      12/15/2024            1,016
       800   ZFS Finance USA Trust V(a)                        6.50       5/09/2037              859
                                                                                          ----------
                                                                                               3,773
                                                                                          ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     1,000   JPMorgan Chase Capital XIII                       1.20(e)    9/30/2034              800
                                                                                          ----------
             PROPERTY & CASUALTY INSURANCE (1.8%)
     1,000   Allstate Corp.                                    5.75       8/15/2053            1,015
     1,000   AmTrust Financial Services, Inc.(a)               6.13       8/15/2023            1,010
     1,000   HSB Group, Inc.                                   1.15(e)    7/15/2027              785
       750   Ironshore Holdings, Inc.(a)                       8.50       5/15/2020              879
       500   Progressive Corp.(d)                              6.70       6/15/2037              544
     1,000   Travelers Companies, Inc.(d)                      6.25       3/15/2037            1,075
                                                                                          ----------
                                                                                               5,308
                                                                                          ----------
             REGIONAL BANKS (1.5%)
        30   Citizens Funding Trust I                          7.50       9/15/2066              764
     1,000   Fulton Capital Trust I(d)                         6.29       2/01/2036              898

================================================================================

26  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
$    1,000   KeyCorp Capital I                                 0.99%(e)   7/01/2028       $      830
       150   M&T Capital Trust I(d)                            8.23       2/01/2027              152
     1,000   Manufacturers & Traders Trust Co.(d)              5.63      12/01/2021            1,045
     1,000   Suntrust Capital I                                0.91(e)    5/15/2027              820
                                                                                          ----------
                                                                                               4,509
                                                                                          ----------
             REINSURANCE (0.2%)
       500   Alterra USA Holdings Ltd.(a),(d)                  7.20       4/14/2017              566
                                                                                          ----------
             REITs - RETAIL (0.2%)
       577   Brixmor LLC                                       7.68      11/02/2026              579
                                                                                          ----------
             Total Financials                                                                 22,099
                                                                                          ----------
             INDUSTRIALS (0.3%)
             ------------------
             AEROSPACE & DEFENSE (0.3%)
     1,000   Textron Financial Corp.(a)                        6.00       2/15/2067              907
                                                                                          ----------
             UTILITIES (1.9%)
             ----------------
             ELECTRIC UTILITIES (0.7%)
       500   Enel S.p.A.(a)                                    8.75       9/24/2073              544
       983   NextEra Energy Capital Holdings, Inc.             6.65       6/15/2067            1,002
       500   PPL Capital Funding, Inc.                         6.70       3/30/2067              505
                                                                                          ----------
                                                                                               2,051
                                                                                          ----------
             MULTI-UTILITIES (1.2%)
     1,000   Dominion Resources, Inc.(d)                       7.50       6/30/2066            1,090
       770   Integrys Energy Group, Inc.                       6.11      12/01/2066              777
     1,000   Puget Sound Energy, Inc.(d)                       6.97       6/01/2067            1,054
       725   Wisconsin Energy Corp.                            6.25       5/15/2067              744
                                                                                          ----------
                                                                                               3,665
                                                                                          ----------
             Total Utilities                                                                   5,716
                                                                                          ----------
             Total Corporate Obligations (cost: $29,858)                                      33,061
                                                                                          ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (3.1%)

             FINANCIALS (2.6%)
             -----------------
             DIVERSIFIED BANKS (1.1%)
     1,500   Barclays Bank plc                                 0.69(e)            -(f)         1,005
     2,040   HSBC Bank plc                                     0.69(e)            -(f)         1,473
       500   LBI hf, acquired 10/12/2007;
               cost $500(a),(b),(c),(g)                        7.43               -(f)             -
       700   Royal Bank of Scotland Group plc                  9.50       3/16/2022              820
                                                                                          ----------
                                                                                               3,298
                                                                                          ----------
             LIFE & HEALTH INSURANCE (0.3%)
     1,000   Great-West Life & Annuity
               Insurance Capital, LP(a)                        7.15       5/16/2046            1,035
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (0.7%)
$    1,300   Oil Insurance Ltd.(a)                             3.23%(e)           -(f)    $    1,188
       750   QBE Capital Funding III Ltd.(a)                   7.25       5/24/2041              775
                                                                                          ----------
                                                                                               1,963
                                                                                          ----------
             REGIONAL BANKS (0.0%)
     1,000   Glitnir Banki hf, acquired 9/11/2006
               and 10/18/2006; cost $1,017(a),(b),(c),(g)      7.45               -(f)             -
                                                                                          ----------
             REINSURANCE (0.5%)
       500   Platinum Underwriters Finance, Inc.(d)            7.50       6/01/2017              572
       804   Swiss Re Capital I, LP(a)                         6.85               -(f)           864
                                                                                          ----------
                                                                                               1,436
                                                                                          ----------
             Total Financials                                                                  7,732
                                                                                          ----------
             MATERIALS (0.3%)
             ----------------
             COMMODITY CHEMICALS (0.3%)
     1,000   Braskem Finance Ltd.(h)                           6.45       2/03/2024              985
                                                                                          ----------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
       650   Electricite De France S.A.(a)                     5.25               -(f)           629
                                                                                          ----------
             Total Eurodollar and Yankee Obligations
               (cost: $9,343)                                                                  9,346
                                                                                          ----------
             COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

             FINANCIALS (0.3%)
             -----------------
     1,133   Structured Asset Mortgage Investments, Inc.
               (cost: $1,002)                                  0.66(e)    7/19/2035            1,011
                                                                                          ----------
             COMMERCIAL MORTGAGE SECURITIES (5.3%)

             FINANCIALS (5.3%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (5.3%)
       500   Banc of America Commercial Mortgage, Inc.         5.77       5/10/2045              529
       400   Banc of America Commercial Mortgage, Inc.         5.46       9/10/2045              429
     1,000   Banc of America Commercial Mortgage, Inc.(d)      5.18       9/10/2047            1,040
       500   Banc of America Commercial Mortgage, Inc.         6.25       2/10/2051              525
       500   Bear Stearns Commercial Mortgage
               Securities, Inc.(d)                             4.99       9/11/2042              523
       530   Citigroup Commercial Mortgage Trust(d)            5.78       3/15/2049              547
     1,000   GE Capital Commercial Mortgage Corp.(d)           5.61      12/10/2049            1,041
       500   GMAC Commercial Mortgage Securities, Inc.         4.97      12/10/2041              479
       250   GMAC Commercial Mortgage Securities, Inc.         4.98      12/10/2041              201
     1,000   GS Mortgage Securities Corp. II                   5.59       4/10/2038            1,011
     1,000   GS Mortgage Securities Corp. II                   4.78       7/10/2039            1,024

================================================================================

28  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
$    1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.04%     10/15/2042         $  1,032
       690   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.57       4/15/2043              712
       500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(d)                             5.40      12/15/2044              519
       378   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.40      12/15/2044              399
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.48       5/15/2045            1,051
       500   Merrill Lynch Mortgage Trust                      5.14       7/12/2038              520
       250   Merrill Lynch Mortgage Trust                      5.18       7/12/2038              244
       135   Merrill Lynch Mortgage Trust                      5.21       7/12/2038              123
       670   Merrill Lynch Mortgage Trust                      5.69       5/12/2039              681
       500   Merrill Lynch Mortgage Trust                      5.01      10/12/2041              505
     1,000   ML-CFC Commercial Mortgage Trust(d)               5.42       8/12/2048            1,061
       500   ML-CFC Commercial Mortgage Trust                  5.89       8/12/2049              517
     1,000   Wachovia Bank Commercial Mortgage Trust           5.72       5/15/2043            1,051
                                                                                            --------
                                                                                              15,764
                                                                                            --------
             Total Financials                                                                 15,764
                                                                                            --------
             Total Commercial Mortgage Securities (cost: $13,960)                             15,764
                                                                                            --------
             U.S. TREASURY SECURITIES (2.7%)

             NOTES (2.7%)
       390   1.63%, 11/15/2022                                                                   362
     4,970   1.63%, 8/15/2022                                                                  4,634
     2,000   1.75%, 5/15/2022                                                                  1,895
       170   2.00%, 2/15/2023                                                                    162
     1,000   2.75%, 11/15/2023                                                                 1,007
                                                                                            --------
             Total Notes                                                                       8,060
                                                                                            --------
             Total U.S. Treasury Securities (cost: $8,431)                                     8,060
                                                                                            --------
             Total Bonds (cost: $62,594)                                                      67,242
                                                                                            --------

----------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (4.4%)

             MONEY MARKET FUNDS (4.4%)
13,116,906   State Street Institutional Liquid Reserve Fund, 0.06%
               (cost: $13,117)                                                                13,117
                                                                                            --------

             TOTAL INVESTMENTS (COST: $267,028)                                             $301,286
                                                                                            ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------
                                                  (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                              QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                          IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                                 FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                    $151,660             $     -           $  -       $151,660
  Preferred Stocks                                        -               3,172            765          3,937
  Exchange-Traded Funds:
    Domestic Exchange-Traded Funds                      898                   -              -            898
    Foreign Exchange-Traded Funds                    64,432                   -              -         64,432
Bonds:
  Corporate Obligations                                   -              33,061              -         33,061
  Eurodollar and Yankee Obligations                       -               9,346              -          9,346
  Collateralized Mortgage Obligations                     -               1,011              -          1,011
  Commercial Mortgage Securities                          -              15,764              -         15,764
  U.S. Treasury Securities                            8,060                   -              -          8,060
Money Market Instruments:
  Money Market Funds                                 13,117                   -              -         13,117
-------------------------------------------------------------------------------------------------------------
Total                                              $238,167             $62,354           $765       $301,286
-------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------------------------
                                                                                           EURODOLLAR
                                                                       PREFERRED           AND YANKEE
                                                                          STOCKS          OBLIGATIONS
-----------------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                                 $765                  $ 3
Purchases                                                                      -                    -
Sales                                                                          -                    -
Transfers into Level 3                                                         -                    -
Transfers out of Level 3                                                       -                    -
Net realized gain (loss) on investments                                        -                    -
Change in net unrealized appreciation/depreciation of investments              -                   (3)
-----------------------------------------------------------------------------------------------------
Balance as of January 31, 2014                                              $765                  $ -
-----------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through January 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

30  | USAA FIRST START GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 26.7% of net assets at January 31, 2014.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

    average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    REIT  Real estate investment trust

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Security was fair valued at January 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $765,000, which represented 0.3% of net assets of the Fund.

    (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2014, was $125,000, which represented less than 0.1% of the Fund's net assets.

================================================================================

32  | USAA FIRST START GROWTH FUND

================================================================================

    (d) At January 31, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2014.

    (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (g) Currently the issuer is in default with respect to interest and/or principal payments.

    (h) At January 31, 2014, the aggregate market value of securities purchased on a delayed-delivery were $985,000, of which all where when-issued.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $267,028)        $301,286
  Cash                                                                       13
  Receivables:
    Capital shares sold                                                     959
    USAA Asset Management Company (Note 5D)                                  95
    Dividends and interest                                                  762
    Securities sold                                                       9,636
                                                                       --------
      Total assets                                                      312,751
                                                                       --------
LIABILITIES
  Payables:
    Securities purchased                                                 11,934
    Capital shares redeemed                                                 304
  Accrued management fees                                                   193
  Accrued transfer agent's fees                                              16
  Other accrued expenses and payables                                        81
                                                                       --------
      Total liabilities                                                  12,528
                                                                       --------
        Net assets applicable to capital shares outstanding            $300,223
                                                                       ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                      $263,047
  Overdistribution of net investment income                                (585)
  Accumulated net realized gain on investments                            3,503
  Net unrealized appreciation of investments                             34,258
                                                                       --------
        Net assets applicable to capital shares outstanding            $300,223
                                                                       ========
  Capital shares outstanding, unlimited number of shares authorized,
    no par value                                                         23,558
                                                                       ========
  Net asset value, redemption price, and offering price per share      $  12.74
                                                                       ========

See accompanying notes to financial statements.

================================================================================

34  | USAA FIRST START GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $ 2,226
   Interest                                                               1,801
                                                                        -------
      Total income                                                        4,027
                                                                        -------
EXPENSES
   Management fees                                                        1,096
   Administration and servicing fees                                        219
   Transfer agent's fees                                                  1,040
   Custody and accounting fees                                               72
   Postage                                                                   41
   Shareholder reporting fees                                                35
   Trustees' fees                                                             7
   Registration fees                                                         18
   Professional fees                                                         42
   Other                                                                      5
                                                                        -------
         Total expenses                                                   2,575
   Expenses reimbursed                                                     (559)
                                                                        -------
         Net expenses                                                     2,016
                                                                        -------
NET INVESTMENT INCOME                                                     2,011
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND OPTIONS
   Net realized gain (loss) on:
      Investments                                                         7,390
      Options                                                            (1,243)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         3,351
      Options                                                               178
                                                                        -------
         Net realized and unrealized gain                                 9,676
                                                                        -------
   Increase in net assets resulting from operations                     $11,687
                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited), and year ended
July 31, 2013

----------------------------------------------------------------------------------------------
                                                                     1/31/2014       7/31/2013
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                               $  2,011        $  5,015
  Net realized gain on investments                                       7,390          11,732
  Net realized loss on options                                          (1,243)         (1,414)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                         3,351          25,004
     Options                                                               178              67
                                                                      ------------------------
     Increase in net assets resulting from operations                   11,687          40,404
                                                                      ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                (5,182)         (4,770)
   Net realized gains                                                   (2,712)              -
                                                                      ------------------------
      Distributions to shareholders                                     (7,894)         (4,770)
                                                                      ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                             35,788          53,632
  Reinvested dividends                                                   7,848           4,748
  Cost of shares redeemed                                              (25,420)        (38,227)
                                                                      ------------------------
     Increase in net assets from capital share transactions             18,216          20,153
                                                                      ------------------------
  Net increase in net assets                                            22,009          55,787

NET ASSETS
   Beginning of period                                                 278,214         222,427
                                                                      ------------------------
   End of period                                                      $300,223        $278,214
                                                                      ========================
Accumulated undistributed (overdistribution) of net
   investment income:
   End of period                                                      $   (585)       $  2,586
                                                                      ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                            2,783           4,502
  Shares issued for dividends reinvested                                   602             417
  Shares redeemed                                                       (1,985)         (3,227)
                                                                      ------------------------
     Increase in shares outstanding                                      1,400           1,692
                                                                      ========================

See accompanying notes to financial statements.

================================================================================

36  | USAA FIRST START GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital growth with reduced volatility over time.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would

================================================================================

38  | USAA FIRST START GROWTH FUND

================================================================================

        materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation

================================================================================

40  | USAA FIRST START GROWTH FUND

================================================================================

    of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note 1A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note 1A5.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held during the six-month period ended January 31, 2014, did not include master netting provisions.

    OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised,

================================================================================

42  | USAA FIRST START GROWTH FUND

================================================================================

    the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2014 (IN THOUSANDS)

                                                                CHANGE IN NET
DERIVATIVES                                                     UNREALIZED
NOT ACCOUNTED      STATEMENT OF                                 APPRECIATION
FOR AS HEDGING     OPERATIONS               REALIZED LOSS       (DEPRECIATION)
INSTRUMENTS        LOCATION                 ON DERIVATIVES      ON DERIVATIVES
------------------------------------------------------------------------------
Equity contracts   Net realized loss        $(1,243)            $178
                   on options
                   transactions / Change
                   in net unrealized
                   appreciation/
                   depreciation
                   of options
------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

44  | USAA FIRST START GROWTH FUND

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.
    At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,000,000; all of which were when-issued securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2014, the Fund did not receive any brokerage commission recapture credits. For the six-month period ended January 31, 2014, there were no custodian and other bank credits.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

================================================================================

46  | USAA FIRST START GROWTH FUND

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2014, the Fund paid CAPCO facility fees of $1,000, which represents 0.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year end of July 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2014, were $96,928,000 and $89,944,000, respectively.

As of January 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2014, were $40,207,000 and $5,949,000, respectively, resulting in net unrealized appreciation of $34,258,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser(s) could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued

================================================================================

48  | USAA FIRST START GROWTH FUND

================================================================================

    daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Portfolio Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended January 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $1,096,000, which included no performance adjustment.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into an investment subadvisory agreement with Quantitative Management Associates LLC (QMA), under which QMA directs the investment and reinvestment of a portion of the Fund's assets invested in domestic stocks (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.20% on the first $250 million, and 0.15% on assets over $250 million of the portion of the Fund's average net assets that QMA manages. For the six-month period ended January 31, 2014, the Manager incurred subadvisory fees, paid or payable to QMA, of $147,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $219,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2014, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2014, to limit the total annual operating expenses of the Fund to 1.38% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2014, without approval of the Board, and may be changed

================================================================================

50  | USAA FIRST START GROWTH FUND

================================================================================

    or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2014, the Fund incurred reimbursable expenses of $559,000, of which $95,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,040,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                   PERIOD ENDED
                                    JANUARY 31,                                 YEAR ENDED JULY 31,
                                   ----------------------------------------------------------------------------------------
                                       2014            2013            2012            2011            2010            2009
                                   ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period              $  12.56        $  10.87        $  11.15        $   9.73        $   8.45        $   9.66
                                   ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                 .09             .23             .24             .21             .30             .28
  Net realized and
    unrealized gain(loss)               .44            1.69            (.28)           1.46            1.30           (1.24)
                                   ----------------------------------------------------------------------------------------
Total from investment
  operations                            .53            1.92            (.04)           1.67            1.60            (.96)
                                   ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.23)           (.23)           (.24)           (.25)           (.32)           (.25)
  Realized capital gains               (.12)              -               -               -               -               -
                                   ----------------------------------------------------------------------------------------
Total distributions                    (.35)           (.23)           (.24)           (.25)           (.32)           (.25)
                                   ----------------------------------------------------------------------------------------
Net asset value at
  end of period                    $  12.74        $  12.56        $  10.87        $  11.15        $   9.73        $   8.45
                                   ========================================================================================
Total return (%)*                      4.15           17.90            (.20)          17.32           19.00           (9.39)
Net assets at
  end of period (000)              $300,223        $278,214        $222,427        $226,948        $200,296        $172,415
Ratios to average
  net assets:**
  Expenses (%)(a)                      1.38(b)         1.38            1.38            1.38            1.38            1.38
  Expenses, excluding
    reimbursements (%)(a)              1.76(b)         1.79            1.90            1.91            2.14            2.67
  Net investment
    income (%)                         1.38(b)         2.01            2.26            1.95            3.11            3.62
Portfolio turnover (%)                   32              70              85(c)          133(c)          188(c)          216(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were $289,981,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          -            (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects decreased trading activity due to changes in subadviser(s) and asset allocation strategies.
(d) Reflects increased trading activity due to asset allocation changes.

================================================================================

52  | USAA FIRST START GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2013, through January 31, 2014.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                      BEGINNING                   ENDING               DURING PERIOD*
                                    ACCOUNT VALUE             ACCOUNT VALUE           AUGUST 1, 2013 -
                                    AUGUST 1, 2013          JANUARY 31, 2014          JANUARY 31, 2014
                                    ------------------------------------------------------------------
Actual                                 $1,000.00                $1,041.50                   $7.10

Hypothetical
 (5% return before expenses)            1,000.00                 1,018.25                    7.02

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.15% for the six-month period of August 1, 2013, through January 31, 2014.

================================================================================

54  | USAA FIRST START GROWTH FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select `I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
         (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on usaa.com select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    31703-0314                               (C)2014, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:      3/31/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      3/31/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      3/31/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.